American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2022

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 86.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	49,143,547	49,192,701
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	119,840,950	119,724,933
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	76,579,730	78,140,074
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	20,683,409	20,679,012
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	48,337,731	52,704,518
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	48,754,520	50,859,450
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	41,419,738	46,564,186
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	3,525,543	4,038,483
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	85,819,609	71,906,197
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	68,409,214	55,253,206
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	87,738,218	81,564,660
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	68,208,294	55,224,826
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	6,099,603	5,186,283
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	27,837,299	22,848,146
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	26,162,293	22,046,467
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	6,986,898	5,847,153
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	47,730,914	32,233,388
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	47,728,986	30,785,607
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	61,696,538	40,018,534
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	128,584,596	128,419,261
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	40,549,522	40,136,428
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	1,000	988
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	98,530,579	96,447,101
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	12,996,830	12,640,143
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	41,665,668	40,327,413
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	18,170,145	17,319,940
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	69,640,218	66,897,682
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	126,905,935	120,636,709
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	179,581,205	172,427,974
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26(1)	93,193,961	87,641,297
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	31,670,011	29,852,247
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	28,353,520	26,586,018
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	53,970,875	50,913,117
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	128,760,020	120,042,379
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	40,200,270	37,902,688
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	101,418,316	95,413,974
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,196,209	2,093,154
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	50,746,880	48,372,448
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	81,081,912	74,274,037
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	51,657,058	46,431,745
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	86,727,841	77,708,527
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	91,120,508	80,984,709
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	82,831,335	73,248,358
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	73,562,250	64,488,607
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	88,972,535	81,566,323
U.S. Treasury Notes, 1.50%, 2/15/30	292,000	248,907
TOTAL U.S. TREASURY SECURITIES (Cost $2,819,097,076)		2,537,839,998
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 6.93%, (3-month LIBOR plus 2.25%), 8/20/32(2)	3,125,000	2,943,751

Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 6.46%, (3-month LIBOR plus 1.85%), 5/15/32(2)		8,550,000	8,006,187
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		5,000,000	4,187,682
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 5.78%, (3-month LIBOR plus 1.70%), 4/15/33(2)		9,500,000	9,191,257
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 6.92%, (3-month LIBOR plus 2.68%), 1/20/35(2)		7,575,000	7,083,262
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.79%, (1-month LIBOR plus 1.45%), 10/16/36(2)		4,023,000	3,847,655
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 6.04%, (3-month LIBOR plus 1.80%), 1/20/32(2)		10,000,000	9,707,272
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.62%, (1-month SOFR plus 2.30%), 6/17/37(2)		9,072,000	8,873,700
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 6.28%, (3-month LIBOR plus 2.20%), 4/15/31(2)		6,050,000	5,668,850
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $62,760,968)			59,509,616
ASSET-BACKED SECURITIES — 1.6%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		6,047,481	4,973,879
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)		1,113,946	1,075,460
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	14,050,000	9,483,024
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$7,100,000	6,229,289
Global SC Finance VII Srl, Series 2021-2A, Class A, SEQ, 1.95%, 8/17/41(2)		4,494,194	3,900,583
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		5,016,151	4,137,119
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)		3,371,709	2,740,468
Mosaic Solar Loan Trust, Series 2020-1A, Class A, SEQ, 2.10%, 4/20/46(2)		2,100,566	1,827,380
Mosaic Solar Loan Trust, Series 2021-1A, Class A, SEQ, 1.51%, 12/20/46(2)		8,558,207	6,744,852
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)		7,347,000	6,708,502
TOTAL ASSET-BACKED SECURITIES (Cost $56,116,643)			47,820,556
CORPORATE BONDS — 1.5%
Airlines†
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)		718,336	586,744
Banks — 0.4%
Bank of America Corp., VRN, 3.42%, 12/20/28		4,320,000	3,919,179
Bank of America Corp., VRN, 2.48%, 9/21/36		1,250,000	921,321
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)		1,224,000	1,035,095
Citigroup, Inc., VRN, 3.07%, 2/24/28		619,000	558,932
Citigroup, Inc., VRN, 3.52%, 10/27/28		1,457,000	1,331,767
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		2,475,000	2,177,540
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		705,000	638,756
			10,582,590
Capital Markets — 0.1%
FS KKR Capital Corp., 4.25%, 2/14/25(2)		966,000	906,237
Morgan Stanley, VRN, 2.48%, 9/16/36		1,310,000	952,881
			1,859,118
Consumer Finance†
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24		925,000	853,842
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30		2,940,000	2,343,766
Duke Energy Progress LLC, 2.00%, 8/15/31		5,000,000	3,963,563
			6,307,329
Equity Real Estate Investment Trusts (REITs)†
Broadstone Net Lease LLC, 2.60%, 9/15/31		1,377,000	1,035,323
Insurance — 0.1%
Athene Global Funding, 1.99%, 8/19/28(2)		2,131,000	1,718,237
SBL Holdings, Inc., 5.125%, 11/13/26(2)		712,000	624,768
			2,343,005
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		940,000	714,536

Paramount Global, 4.95%, 1/15/31	1,705,000	1,519,328
Paramount Global, 4.375%, 3/15/43	1,390,000	961,843
		3,195,707
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	666,000	412,648
Road and Rail†
DAE Funding LLC, 1.55%, 8/1/24(2)	1,304,000	1,212,601
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	2,185,000	1,610,853
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31	5,000,000	4,155,253
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,133,000	1,274,063
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	2,970,000	2,766,984
T-Mobile USA, Inc., 3.375%, 4/15/29	7,075,000	6,245,064
		9,012,048
TOTAL CORPORATE BONDS (Cost $53,337,443)		44,441,124
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	7,950,000	6,246,947
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(2)	6,409,000	4,830,686
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 6.32%, (1-month LIBOR plus 2.00%), 9/15/36(2)	9,200,000	8,583,496
OPG Trust, Series 2021-PORT, Class E, VRN, 5.85%, (1-month LIBOR plus 1.53%), 10/15/36(2)	8,286,173	7,706,584
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $32,341,172)		27,367,713
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	86,637	77,012
Angel Oak Mortgage Trust, Series 2019-4, Class A3, SEQ, VRN, 3.30%, 7/26/49(2)	130,848	130,030
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	2,612,848	2,086,616
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	2,082,113	1,669,546
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 4.93%, (30-day average SOFR plus 1.00%), 9/25/31(2)	3,881,584	3,833,438
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	474,155	450,979
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,097,580	986,442
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(2)	6,476,064	4,951,014
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.62%, 6/25/56(2)	2,743,146	2,186,732
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	21,246	19,161
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,031,798	2,313,101
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	328,701	296,317
		19,000,388
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 6.99%, (1-month LIBOR plus 2.60%), 5/25/24	236,397	236,250
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,214,734)		19,236,638
SHORT-TERM INVESTMENTS — 7.2%
Discount Notes(3) — 1.7%
Federal Home Loan Bank Discount Notes, 3.99%, 1/3/23	48,502,000	48,502,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	498,565	498,565
Repurchase Agreements — 5.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $23,157,371), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $22,739,002)		22,728,395

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 1.25%, 2/15/31 - 8/15/31, valued at $142,437,921), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $139,711,099)	139,645,000
162,373,395
TOTAL SHORT-TERM INVESTMENTS (Cost $211,363,452)	211,373,960
TOTAL INVESTMENT SECURITIES—99.9% (Cost $3,258,231,488)	2,947,589,605
OTHER ASSETS AND LIABILITIES — 0.1%	4,277,327
TOTAL NET ASSETS — 100.0%	$2,951,866,932

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,622,056	CAD	13,081,830	Morgan Stanley	3/15/23	$(44,975)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1,126	March 2023	$126,446,281	$(2,181,970)
U.S. Treasury 10-Year Ultra Notes	754	March 2023	89,184,063	(1,189,540)
U.S. Treasury 5-Year Notes	1,348	March 2023	145,489,219	(581,846)
U.S. Treasury Long Bonds	133	March 2023	16,670,719	(329,642)
U.S. Treasury Ultra Bonds	120	March 2023	16,117,500	(465,234)
			$393,907,782	$(4,748,232)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$69,500,000	$463	$(57,176)	$(56,713)
CPURNSA	Receive	2.88%	12/2/23	$30,000,000	498	(23,669)	(23,171)
CPURNSA	Receive	2.29%	1/25/24	$50,000,000	670	4,837,866	4,838,536
CPURNSA	Receive	2.27%	1/26/24	$35,000,000	619	3,406,558	3,407,177
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(737)	5,066,754	5,066,017
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	625,632	626,156
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	585	1,802,714	1,803,299
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	804	5,074,268	5,075,072
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	804	5,109,680	5,110,484
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	403	2,477,827	2,478,230
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(776)	3,436,225	3,435,449
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	3,530,762	3,529,998
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(737)	3,019,907	3,019,170
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	553,763	553,220
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	867,292	867,841
					$2,362	$39,728,403	$39,730,765

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value^
Bank of America N.A.(4)	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	$239,392
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	241,762
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	420,022
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	721,725
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(2,456,465)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,171,133)
						$(2,004,697)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $20,901,260.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $161,705,470, which represented 5.5% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $244,892.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  Corporate bonds, U.S. Treasury and Government Agency securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.  Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,537,839,998	—
Collateralized Loan Obligations	—	59,509,616	—
Asset-Backed Securities	—	47,820,556	—
Corporate Bonds	—	44,441,124	—
Commercial Mortgage-Backed Securities	—	27,367,713	—
Collateralized Mortgage Obligations	—	19,236,638	—
Short-Term Investments	$498,565	210,875,395	—
	$498,565	$2,947,091,040	—
Other Financial Instruments
Swap Agreements	—	$41,433,550	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,748,232	—	—
Swap Agreements	—	$3,707,482	—
Forward Foreign Currency Exchange Contracts	—	44,975	—
	$4,748,232	$3,752,457	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.